Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based On:
	Summary		Average Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total	Net	Rolling 4 Quarter
Fiscal	Table Total	Actually Paid	Table Total	Actually Paid	Shareholder	Shareholder	Income	Revenue
Year	for PEO	to PEO	for Non-PEO NEOs	to Non-PEO NEOs	Return	Return	($M)	($M)
(a)[1]	(b)[2]	(c)[3]	(d)[4]	(e)[3]	(f)[5]	(g)[6]	(h)[7]	(i)[8]
2024	$28,095,227	$409,423,064	$5,407,088	$15,669,511	$2,886.05	$243.25	$1,153	$14,989
2023	$1	$92,123,653	$1,296,195	$5,435,046	$877.95	$168.27	$640	$7,124
2022	$1	$3,672,048	$1,227,705	$1,076,822	$142.13	$122.62	$285	$5,196
2021	$18,098,671	$20,489,151	$738,978	$714,065	$123.92	$150.35	$112	$3,557

Named Executive Officers, Footnote	Mr. Liang was our principal executive officer (“PEO”) for the full year for each of the Covered Years. For each of FY2024, FY2023 and FY2022, our non-PEO PVP NEOs (“Non-PEO NEOs”) were Messrs. Weigand, Clegg, and Kao. For FY2021, our Non-PEO NEOs were Messrs. Weigand,
Clegg, Kao, Alex Hsu and Kevin Bauer (Mr. Hsu served as Senior Vice President, Chief Operating Officer until March 2021, when he transitioned to the role of Senior Chief Executive, Strategic Business, and Mr. Bauer resigned as our Chief Financial Officer in January 2021).

Peer Group Issuers, Footnote	The peer group used to calculate Peer Group TSR in the PVP Table is the Nasdaq Computer Index. TSR is based on the value of an initial fixed investment of $100 immediately prior to the start of fiscal year 2021, including the re-investment of any dividends.
PEO Total Compensation Amount	$ 28,095,227	$ 1	$ 1	$ 18,098,671
PEO Actually Paid Compensation Amount	$ 409,423,064	92,123,653	3,672,048	20,489,151
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported, without adjustment, for Mr. Liang for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. See “Executive Compensation – Fiscal Year 2024 Summary Compensation Table” for FY2024, FY2023, and FY2022 information and “Executive Compensation – Fiscal Year 2023 Summary Compensation Table” of the proxy statement filed with the SEC on December 8, 2023 for FY2021 information. The dollar amounts reported in column (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. The following table details how Compensation Actually Paid was determined:

	FY2024		FY2023		FY2022		FY2021
	PEO ($)	Average for Non-PEO NEO ($)	PEO ($)	Average for Non-PEO NEO ($)	PEO ($)	Average for Non-PEO NEO ($)	PEO ($)	Average for Non-PEO NEO ($)
Summary Compensation Table ("SCT") Total	$28,095,227	$5,407,088	$1	$1,296,195	$1	$1,227,705	$18,098,671	$738,978
Pension Benefits Changes	$0	$0	$0	$0	$0	$0	$0	$0
- Grant Date Fair Value of Stock Awards from SCT	($0)	($2,031,800)	($0)	($558,490)	($0)	($179,019)	($0)	($144,471)
- Grant Date Fair Value of Option Awards from SCT	($28,094,976)	($2,626,330)	($0)	($89,938)	($0)	($390,902)	($11,616,000)	($236,357)
+ Covered Year-End Fair Value of Equity Awards Granted in the Covered Year and Unvested as of Covered Year End	$303,930,000	$6,212,734	$0	$1,619,698	$0	$350,690	$13,996,642	$154,836
+/- Change in Fair Value (From Prior Year-End to Covered Year-End) of Covered Year-End Outstanding and Unvested Awards Granted in Prior Covered Years	$0	$4,082,102	$78,971,740	$2,496,442	$3,672,047	$28,175	$0	$73,604
+/- Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted in Prior Covered Years and Vested in Covered Year	$105,492,813	$2,897,653	$13,151,912	$455,744	$0	$40,173	$9,839	$99,189
+ Vesting Date Fair Value of Awards Granted in Covered Year and Vested in Covered Year	$0	$1,728,065	$0	$215,395	$0	$0	$0	$28,287
- Prior Covered Year-End Fair Value of Awards Forfeited During Covered Year	$0	$0	$0	$0	$0	$0	$0	$0
+ Value of Dividend Equivalents Not Already Included in Covered Year CAP	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$409,423,064	$15,669,511	$92,123,653	$5,435,046	$3,672,048	$1,076,822	$20,489,151	$714,065

Non-PEO NEO Average Total Compensation Amount	$ 5,407,088	1,296,195	1,227,705	738,978
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,669,511	5,435,046	1,076,822	714,065
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. The following table details how Compensation Actually Paid was determined:

	FY2024		FY2023		FY2022		FY2021
	PEO ($)	Average for Non-PEO NEO ($)	PEO ($)	Average for Non-PEO NEO ($)	PEO ($)	Average for Non-PEO NEO ($)	PEO ($)	Average for Non-PEO NEO ($)
Summary Compensation Table ("SCT") Total	$28,095,227	$5,407,088	$1	$1,296,195	$1	$1,227,705	$18,098,671	$738,978
Pension Benefits Changes	$0	$0	$0	$0	$0	$0	$0	$0
- Grant Date Fair Value of Stock Awards from SCT	($0)	($2,031,800)	($0)	($558,490)	($0)	($179,019)	($0)	($144,471)
- Grant Date Fair Value of Option Awards from SCT	($28,094,976)	($2,626,330)	($0)	($89,938)	($0)	($390,902)	($11,616,000)	($236,357)
+ Covered Year-End Fair Value of Equity Awards Granted in the Covered Year and Unvested as of Covered Year End	$303,930,000	$6,212,734	$0	$1,619,698	$0	$350,690	$13,996,642	$154,836
+/- Change in Fair Value (From Prior Year-End to Covered Year-End) of Covered Year-End Outstanding and Unvested Awards Granted in Prior Covered Years	$0	$4,082,102	$78,971,740	$2,496,442	$3,672,047	$28,175	$0	$73,604
+/- Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted in Prior Covered Years and Vested in Covered Year	$105,492,813	$2,897,653	$13,151,912	$455,744	$0	$40,173	$9,839	$99,189
+ Vesting Date Fair Value of Awards Granted in Covered Year and Vested in Covered Year	$0	$1,728,065	$0	$215,395	$0	$0	$0	$28,287
- Prior Covered Year-End Fair Value of Awards Forfeited During Covered Year	$0	$0	$0	$0	$0	$0	$0	$0
+ Value of Dividend Equivalents Not Already Included in Covered Year CAP	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$409,423,064	$15,669,511	$92,123,653	$5,435,046	$3,672,048	$1,076,822	$20,489,151	$714,065
	The dollar amounts reported in column (d) are the average amounts of total compensation reported, without adjustment, for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. See “Executive Compensation – Fiscal Year 2024 Summary Compensation Table” and our Summary Compensation Tables for fiscal years 2024, 2023, and 2022, respectively, of this Proxy Statement and the “Executive Compensation – Fiscal Year 2023 Summary Compensation Table” for fiscal year 2021 of the proxy statement filed with the SEC on December 8, 2023.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Revenue
Stock Price
Slow Moving & Excess and Obsolete Inventory(1)

Total Shareholder Return Amount	$ 2,886.05	877.95	142.13	123.92
Peer Group Total Shareholder Return Amount	243.25	168.27	122.62	150.35
Net Income (Loss)	$ 1,153,000,000	$ 640,000,000	$ 285,000,000	$ 112,000,000
Company Selected Measure Amount	14,989,000,000	7,124,000,000	5,196,000,000	3,557,000,000
PEO Name	Mr. Liang
Additional 402(v) Disclosure	Our total shareholder return (“TSR”) for each Covered Year is determined based on the value of an initial fixed investment of $100 immediately prior to the start of FY2021, including the reinvestment of any dividends. We have not paid any dividends since the start of fiscal year 2021. These net income results were calculated in accordance with U.S. GAAP.For purposes of this PVP Table, our Revenue results represent our total revenue for the prior four fiscal quarters during each fiscal year and were calculated substantially as described above in our Compensation Discussion and Analysis, including how such measure is calculated from our audited financial statements. See “Executive Compensation - Compensation Discussion and Analysis – Fiscal Year 2024 CEO Compensation – Discussion and Analysis of 2021 CEO
Performance Award” and “Executive Compensation - Compensation Discussion and Analysis – Fiscal Year 2024 CEO Compensation - Discussion and Analysis of 2023 CEO Performance Award” for more information on the applicable calculations.
	As discussed above in “Executive Compensation - Compensation Discussion and Analysis (“CD&A”) – FY2024 Performance Program for Other NEOs – Performance Incentive Award,” the performance measure for this metric was determined to be zero in connection with determining compensation.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	Slow Moving & Excess and Obsolete Inventory(1)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	303,930,000	0	0	13,996,642
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	78,971,740	3,672,047	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,492,813	13,151,912	0	9,839
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,094,976)	0	0	(11,616,000)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,031,800	558,490	179,019	144,471
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,212,734	1,619,698	350,690	154,836
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,082,102	2,496,442	28,175	73,604
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,728,065	215,395	0	28,287
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,897,653	455,744	40,173	99,189
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,626,330	$ 89,938	$ 390,902	$ 236,357